Medical Claims and Related Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Insurance [Abstract]
Summary Changes in Medical Claims and Related Payables
The following table presents the components of changes in medical claims and related payables (in thousands):

	June 30, 2021	December 31, 2020
Medical claims and related payables, beginning of the year	$164,161	$121,779
Components of incurred costs related to:
Current year	803,711	1,026,940
Prior years	(874)	(5,063)
Discontinued operations—current year	1,234	85,732
Discontinued operations—prior year s	(1,862)	(1,543)

	802,209	1,106,066

Claims paid related to:
Current year	(517,368)	(870,979)
Prior years	(144,260)	(94,868)
Discontinued operations—current year	(298)	(80,754)
Discontinued operations—prior year (1)	(3,463)	(17,083)

	(665,389)	(1,063,684)

Medical claims and related payables, end of the period	$300,981	$164,161

(1)	Includes $1.5 million that was disposed in February 2021.
The following table presents the
components
of changes in medical claims and related payables (in thousands):

	December 31,
	2020	2019	2018
Medical claims and related payables, beginning of the year	$121,779	$101,967	$89,799
Components of incurred costs related to:
Current yea r	1,026,940	728,610	415,074
Prior years	(5,063)	(3,236)	(2,405)
Discontinued operations—current year	85,732	125,795	165,358
Discontinued operations—prior years	(1,543)	(1,945)	3,196

	1,106,066	849,224	581,223

	December 31,
	2020	2019	2018
Claims paid related to:
Current year	(870,979)	(627,422)	(335,795)
Prior year s	(94,868)	(76,049)	(55,001)
Discontinued operations—current year	(80,754)	(108,531)	(142,242)
Discontinued operations—prior years	(17,083)	(17,410)	(36,017)

	(1,063,684)	(829,412)	(569,055)

Medical claims and related payables, end of the year	$164,161	$121,779	$101,967